RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	1 Months Ended						2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2015	Dec. 15, 2014	Nov. 25, 2014	Nov. 18, 2014	Sep. 30, 2014	May 31, 2016	Sep. 30, 2016	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2016	Nov. 30, 2015	Nov. 08, 2015	Oct. 23, 2015	Oct. 09, 2015	May 01, 2015
Revenue from Related Parties												$ 0	$ 6,500
Cost method investment		$ 50,000						$ 50,000			$ 50,000	50,000	50,000
Related party payables		153,474						$ 14,744			$ 14,744	153,474	228,983
Related party receivables		0										0	10,000
Debt Instrument, Face Amount																	$ 2,500,000		$ 2,500,000
Due to Related Parties		0										0	0
Due to Related Parties, Noncurrent		$ 0										$ 0	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25	$ 0.10				$ 0.50	$ 0.25		$ 0.50			$ 0.10			$ 0.001	$ 0.10		$ 0.10	$ 0.10
Share Price		$ 0.0306						$ 0.149			$ 0.149	$ 0.0306								$ 10.00
Fair Value Assumptions, Risk Free Interest Rate											1.14%
Stock Issued During Period, Shares, New Issues	11,714,285		331,804	9,115	4,375	20,000			515,000	1,071,916
Operating Leases, Rent Expense, Net, Total								$ 1,500			$ 4,500
Accounts Payable and Accrued Liabilities [Member]
Accrued Rent, Current		$ 1,000										$ 1,000
Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,575,954			1,575,954
Stock Issued During Period, Shares, New Issues													53,036
Stock Issued During Period, Value, New Issues													$ 21,514
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.038			$ 0.038
Share Price	$ 0.169	$ 0.031					$ 0.169					$ 0.031
Fair Value Assumptions, Risk Free Interest Rate							1.22%					1.14%
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.179			$ 0.179
Share Price	$ 0.195	$ 0.058					$ 0.195					$ 0.058
Fair Value Assumptions, Risk Free Interest Rate							1.35%					1.75%
Executive Officer [Member]
Due to Related Parties		$ 72,944						$ 5,992			$ 5,992	$ 72,944
Operating Leases, Rent Expense, Net, Total											500
Nathaniel Bradley
Due to Related Parties, Noncurrent														$ 10,000
Operating Leases, Rent Expense, Net, Total		500										1,000
Nathaniel Bradley | Demand Notes [Member]
Debt Instrument, Face Amount														224,000
Debt Conversion, Original Debt, Amount														$ 199,000
Due to Related Parties													35,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														28,400
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 0.40
Debt Instrument, Unamortized Discount														$ 6,901
Fair Value Assumptions, Expected Term														5 years
Accrued Salary Conversion Amount														$ 25,000
Accrued Salary Converted To Common Stock														746,667
Fair Value Assumptions, Expected Volatility Rate														100.00%
Fair Value Assumptions, Expected Dividend Rate														0.00%
Nathaniel Bradley | Demand Notes [Member] | Minimum [Member]
Share Price														$ 0.35
Fair Value Assumptions, Risk Free Interest Rate														1.37%
Nathaniel Bradley | Demand Notes [Member] | Maximum [Member]
Share Price														$ 0.43
Fair Value Assumptions, Risk Free Interest Rate														1.43%
Peartrack Security Systems
Related party payables		153,474										153,474	$ 228,983
Shares owned													60,000
Ecologic Transportation
Conversion of accounts receivable													$ 60,000
Cannonball Red
Cost method investment													$ 50,000
Shares owned													97,500
Sean Bradley
Due to Related Parties		6,250						$ 8,752			$ 8,752	6,250	$ 0
David Moradi
Due to Related Parties		70,000										70,000
Interest Receivable		$ 4,280										$ 4,280